Average Annual Total Returns - UltraShort Mid-Cap ProFund	Investor OneYear	Investor FiveYears	Investor TenYears	Investor InceptionDate	Investor After Taxes on Distributions OneYear	Investor After Taxes on Distributions FiveYears	Investor After Taxes on Distributions TenYears	Investor After Taxes on Distributions and Sales of Shares OneYear	Investor After Taxes on Distributions and Sales of Shares FiveYears	Investor After Taxes on Distributions and Sales of Shares TenYears	Service OneYear	Service FiveYears	Service TenYears	Service InceptionDate	S&P MidCap 400® Growth Index OneYear		S&P MidCap 400® Growth Index FiveYears		S&P MidCap 400® Growth Index TenYears		S&P MidCap 400® Growth Index InceptionDate
Total	(38.37%)	(20.14%)	(28.30%)	Jan. 30, 2004	(38.49%)	(20.18%)	(28.31%)	(22.71%)	(13.47%)	(12.42%)	(38.96%)	(20.98%)	(28.99%)	Jan. 30, 2004	26.20%	[1]	9.03%	[1]	12.72%	[1]	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.